UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Strategic Income Fund

Semiannual Report
11.30.10

A look at performance

For the period ended November 30, 2010

	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)				yield (%)
								as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-10

Class A	8.59	6.49	7.29	2.47	8.59	36.95	102.18	5.89

Class B	7.85	6.45	7.19	1.79	7.85	36.71	100.21	5.45

Class C	11.86	6.74	7.03	5.95	11.86	38.55	97.35	5.45

Class I1,2	14.11	7.87	8.15	7.57	14.11	46.02	118.99	6.63

Class R1[1,2]	13.38	7.10	7.38	7.25	13.38	40.91	103.72	6.01

Class R3[1,2]	13.52	7.12	7.43	7.27	13.52	41.06	104.71	6.12

Class R4[1,2]	13.87	7.44	7.75	7.43	13.87	43.18	110.92	6.38

Class R5[1,2]	13.97	7.75	8.06	7.55	13.97	45.26	117.19	6.63

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 7-30-11 for Class R1 shares. The net expenses for Class R1 shares are 1.23%. Had the fee waivers and limitations not been in place, the gross expenses would be 1.24% for Class R1 shares. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 0.99%, Class B — 1.69%, Class C — 1.69%, Class I — 0.48%, Class R3 — 0.99%, Class R4 — 0.73% and Class R5 — 0.49%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 shares prospectuses.

2 8-18-86 is the inception date for the oldest class of shares, Class A shares. The inception dates for Class I and Class R1 shares are 9-4-01 and 8-5-03, respectively. The inception date for Class R3, Class R4 and Class R5 shares is 5-21-09. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively.

6	Strategic Income Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	11-30-00	$20,021	$20,021	$18,156

Class C2	11-30-00	19,735	19,735	18,156

Class I3,4	11-30-00	21,899	21,899	18,156

Class R1[3,4]	11-30-00	20,372	20,372	18,156

Class R3[3,4]	11-30-00	20,471	20,471	18,156

Class R4[3,4]	11-30-00	21,092	21,092	18,156

Class R5[3,4]	11-30-00	21,719	21,719	18,156

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, as of 11-30-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 shares prospectuses.

4 8-18-86 is the inception date for the oldest class of shares, Class A shares. The inception dates for Class I and Class R1 shares are 9-4-01 and 8-5-03, respectively. The inception date for Class R3, Class R4 and Class R5 shares is 5-21-09. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively.

Semiannual report | Strategic Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2010 with the same investment held until November 30, 2010.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,073.30	$4.68

Class B	1,000.00	1,067.90	8.29

Class C	1,000.00	1,069.50	8.30

Class I	1,000.00	1,075.70	2.39

Class R1	1,000.00	1,072.50	5.82

Class R3	1,000.00	1,072.70	5.35

Class R4	1,000.00	1,074.30	3.80

Class R5	1,000.00	1,075.50	2.50

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Strategic Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2010, with the same investment held until November 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,020.60	$4.56

Class B	1,000.00	1,017.00	8.09

Class C	1,000.00	1,017.00	8.09

Class I	1,000.00	1,022.80	2.33

Class R1	1,000.00	1,019.50	5.67

Class R3	1,000.00	1,019.90	5.22

Class R4	1,000.00	1,021.40	3.70

Class R5	1,000.00	1,022.70	2.43

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.90%, 1.60%, 1.60%, 0.46%, 1.12%, 1.03%, 0.73% and 0.48% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Strategic Income Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	55%	Term Loans	2%

Foreign Government Obligations	22%	Common Stocks	2%

Collateralized Mortgage Obligations	5%	Asset-Backed Securities	1%

Municipal Bonds	4%	Capital Preferred Securities	1%

Convertible Bonds	3%	Short-Term Investments & Other	2%

Preferred Securities	3%

Sector Composition[1,2]

Foreign Government Obligations	22%	Revenue	4%

Financials	20%	Consumer Staples	3%

Consumer Discretionary	16%	Asset-Backed Securities	1%

Industrials	8%	Health Care	1%

Materials	7%	Utilities	1%

Mortgage Bonds	5%	Information Technology	1%

Telecommunication Services	5%	Short-Term Investments & Other	2%

Energy	4%

Country Composition[1]

United States	54%	Sweden	3%

Canada	8%	New Zealand	2%

United Kingdom	5%	Philippines	2%

Australia	3%	South Korea	2%

Brazil	3%	Other Countries	13%

Cayman Islands	3%	Short-Term Investments & Other	2%

Quality Composition[1,3]

AAA	21%	B	19%

AA	9%	CCC & Below	5%

A	8%	Equities	2%

BBB	11%	Not Rated	3%

BB	20%	Short-Term Investments and Other	2%

1 As a percentage of net assets on 11-30-10.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on a particular sector of the economy, it performance may depend on the performance of those sectors.

3 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 11-30-10 and do not reflect subsequent downgrades, if any.

10	Strategic Income Fund | Semiannual report

Fund’s investments

As of 11-30-10 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 55.18%			$1,277,669,540

(Cost $1,227,913,589)

Consumer Discretionary 12.09%				279,804,941

Auto Components 1.56%

Allison Transmission, Inc. (S)	11.000	11-01-15	$9,066,000	9,813,945

Allison Transmission, Inc., PIK (S)	11.250	11-01-15	5,459,000	5,950,310

Exide Technologies, Series B	10.500	03-15-13	6,065,000	6,148,394

Lear Corp.	8.125	03-15-20	4,500,000	4,905,000

Lear Corp., Series B, Escrow Certificates (H)(I)	8.750	12-01-16	2,645,000	33,063

Tenneco, Inc.	8.625	11-15-14	7,986,000	8,205,615

The Goodyear Tire & Rubber Company	10.500	05-15-16	875,000	958,125

Auto Manufacturers 0.12%

Volvo Treasury AB (S)	5.950	04-01-15	2,590,000	2,867,200

Automobiles 0.15%

Hyundai Capital America (S)	3.750	04-06-16	2,160,000	2,162,408

TRW Automotive, Inc. (S)	8.875	12-01-17	1,090,000	1,215,350

Diversified Financial Services 0.21%

Landry’s Holdings, Inc. (S)	11.500	06-01-14	5,160,000	4,850,400

Food Products 0.25%

Simmons Foods, Inc. (S)	10.500	11-01-17	5,660,000	5,858,100

Hotels, Restaurants & Leisure 3.29%

Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06-15-15	3,455,000	11,056

Fontainebleau Las Vegas Holdings LLC, PIK (H)	12.500	06-01-22	3,951,700	0

Great Canadian Gaming Corp. (S)	7.250	02-15-15	4,330,000	4,394,950

HRP Myrtle Beach Operations LLC (H)(S)	—	04-01-12	4,915,000	0

Jacobs Entertainment, Inc.	9.750	06-15-14	10,305,000	9,686,700

Landry’s Restaurants, Inc.	11.625	12-01-15	2,520,000	2,671,200

Little Traverse Bay Bands of Odawa
Indians (S)	10.250	02-15-14	5,000,000	1,706,250

Majestic Star Casino LLC (H)	9.500	10-15-10	3,030,000	1,905,113

Marquee Holdings, Inc.	12.000	08-15-14	4,730,000	3,890,425

Mashantucket Western Pequot Tribe,
Series A (H)(S)	8.500	11-15-15	4,910,000	589,200

MGM Resorts International (S)	9.000	03-15-20	1,300,000	1,417,000

Midwest Gaming Borrower LLC/Midwest
Finance Corp. (S)	11.625	04-15-16	660,000	684,750

Mohegan Tribal Gaming Authority (S)	11.500	11-01-17	780,000	709,800

Mohegan Tribal Gaming Authority	8.000	04-01-12	10,425,000	9,174,000

See notes to financial statements	Semiannual report | Strategic Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value
Hotels, Restaurants & Leisure (continued)

Mohegan Tribal Gaming Authority	7.125	08-15-14	$5,540,000	$3,850,300

MTR Gaming Group, Inc.	12.625	07-15-14	6,735,000	6,937,050

MTR Gaming Group, Inc., Series B	9.000	06-01-12	4,850,000	4,316,500

Pokagon Gaming Authority (S)	10.375	06-15-14	4,236,000	4,394,850

Seminole Indian Tribe of Florida (S)	7.750	10-01-17	1,315,000	1,351,984

Snoqualmie Entertainment Authority (S)	9.125	02-01-15	2,865,000	2,650,125

Turning Stone Resort Casino Enterprises (S)	9.125	09-15-14	9,620,000	9,818,413

Waterford Gaming LLC (S)	8.625	09-15-14	5,478,000	3,662,121

Yonkers Racing Corp. (S)	11.375	07-15-16	2,209,000	2,418,855

Household Durables 0.10%

Standard Pacific Corp.	8.375	05-15-18	1,190,000	1,225,700

Standard Pacific Corp.	6.250	04-01-14	1,015,000	1,055,600

Household Products 0.13%

Reynolds Group Issuer, Inc. (S)	8.500	05-15-18	2,910,000	2,895,450

Media 5.25%

AMC Entertainment, Inc.	8.750	06-01-19	2,135,000	2,268,438

AMC Entertainment, Inc.	8.000	03-01-14	7,640,000	7,659,100

Cablevision Systems Corp.	8.625	09-15-17	4,905,000	5,334,188

Cablevision Systems Corp.	8.000	04-15-20	3,700,000	3,968,250

CCH II LLC/CCH II Capital Corp.	13.500	11-30-16	13,854,167	16,295,964

Cinemark USA, Inc.	8.625	06-15-19	1,435,000	1,539,038

Clear Channel Communications, Inc.	10.750	08-01-16	12,425,000	9,318,750

Clear Channel Communications, Inc., PIK	11.000	08-01-16	15,074,084	11,154,822

Comcast Corp.	4.950	06-15-16	1,800,000	1,984,855

CSC Holdings LLC	8.500	06-15-15	3,680,000	3,992,800

Regal Cinemas Corp.	8.625	07-15-19	830,000	875,650

Regal Entertainment Group	9.125	08-15-18	1,095,000	1,155,225

Shaw Communications, Inc. (CAD)(D)	6.500	06-02-14	3,055,000	3,275,878

Shaw Communications, Inc. (CAD)(D)	6.100	11-16-12	9,000,000	9,329,648

Shaw Communications, Inc. (CAD)(D)	5.700	03-02-17	2,325,000	2,413,103

Sirius XM Radio, Inc. (S)	8.750	04-01-15	12,710,000	13,377,275

SuperMedia, Inc., Escrow Certificates (H)(I)	8.000	11-15-16	5,300,000	0

Vertis, Inc., Series A, PIK (H)	18.500	10-01-12	8,001,055	1,880,248

Videotron Ltee (CAD) (D)(S)	7.125	01-15-20	4,670,000	4,875,124

XM Satellite Radio, Inc. (S)	13.000	08-01-13	17,740,000	20,755,800

Young Broadcasting, Inc. (H)	10.000	03-01-11	1,410,000	14

Multiline Retail 0.29%

Michaels Stores, Inc.	11.375	11-01-16	6,265,000	6,774,031

Personal Products 0.12%

Diversey, Inc.	8.250	11-15-19	1,410,000	1,522,800

Revlon Consumer Products Corp.	9.750	11-15-15	1,280,000	1,344,000

Specialty Retail 0.34%

Giraffe Acquisition Corp. (S)	9.125	12-01-18	2,565,000	2,577,825

Hillman Group, Inc. (S)	10.875	06-01-18	2,285,000	2,513,500

Sonic Automotive, Inc.	9.000	03-15-18	1,130,000	1,166,725

Toys R Us Property Company LLC	8.500	12-01-17	1,575,000	1,673,438

12	Strategic Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Textiles, Apparel & Luxury Goods 0.28%

Burlington Coat Factory Warehouse Corp.	11.125	04-15-14	$2,360,000	$2,424,900

Phillips-Van Heusen Corp.	7.375	05-15-20	3,700,000	3,968,250

Consumer Staples 2.97%				68,866,121

Beverages 0.25%

Anheuser-Busch InBev Worldwide, Inc. (BRL)(D)	9.750	11-17-15	9,910,000	5,823,122

Commercial Services & Supplies 0.22%

ARAMARK Corp.	8.500	02-01-15	5,000,000	5,175,000

Food Products 2.00%

Arcor (S)	7.250	11-09-17	1,615,000	1,685,031

B&G Foods, Inc.	7.625	01-15-18	3,770,000	3,906,663

Bumble Bee Foods LLC	7.750	12-15-15	895,000	1,020,300

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	4,060,000	4,263,000

Cosan SA Industria e Comercio (S)	8.250	— (Q)	11,202,000	11,230,005

Grupo Bimbo SAB de CV (S)	4.875	06-30-20	4,945,000	5,095,565

JBS Finance II, Ltd. (S)	8.250	01-29-18	6,085,000	6,085,000

TreeHouse Foods, Inc.	7.750	03-01-18	2,500,000	2,712,500

Viterra, Inc. (CAD)(D)	8.500	07-07-14	9,700,000	10,299,547

Household Products 0.50%

Yankee Acquisition Corp.	8.500	02-15-15	9,010,000	9,314,088

Yankee Acquisition Corp., Series B	9.750	02-15-17	2,180,000	2,256,300

Energy 3.88%				89,913,539

Energy Equipment & Services 0.30%

Calfrac Holdings LP (S)	7.500	12-01-20	4,920,000	4,895,400

PHI, Inc. (S)	8.625	10-15-18	2,180,000	2,196,350

Oil, Gas & Consumable Fuels 3.58%

Anadarko Petroleum Corp.	6.375	09-15-17	2,675,000	2,888,524

Arch Coal, Inc.	8.750	08-01-16	5,500,000	6,036,250

Bumi Investment Pte, Ltd. (S)	10.750	10-06-17	2,365,000	2,447,775

Drummond Company, Inc.	7.375	02-15-16	13,415,000	13,683,300

Gibson Energy ULC/GEP Midstream
Finance Corp.	10.000	01-15-18	2,940,000	2,940,000

Harvest Operations Corp. (S)	6.875	10-01-17	545,000	562,713

Linn Energy LLC (S)	8.625	04-15-20	2,315,000	2,453,900

MarkWest Energy Partners LP, Series B	8.500	07-15-16	7,135,000	7,438,238

MarkWest Energy Partners LP/MarkWest
Energy Finance Corp., Series B	8.750	04-15-18	1,395,000	1,499,625

McMoRan Exploration Company	11.875	11-15-14	7,415,000	8,156,500

Niska Gas Storage US LLC/Niska Gas Storage
Canada ULC (S)	8.875	03-15-18	4,380,000	4,599,000

Overseas Shipholding Group, Inc.	8.125	03-30-18	2,850,000	2,907,000

Pan American Energy LLC (S)	7.875	05-07-21	2,665,000	2,824,900

Petroleos Mexicanos	6.000	03-05-20	2,685,000	2,926,650

RDS Ultra-Deepwater, Ltd. (S)	11.875	03-15-17	8,065,000	8,528,738

Regency Energy Partners LP/Regency Energy
Finance Corp.	9.375	06-01-16	7,000,000	7,682,500

Targa Resources Partners LP	8.250	07-01-16	1,895,000	1,970,800

Valero Energy Corp.	6.125	02-01-20	1,530,000	1,652,779

Valero Energy Corp.	4.500	02-01-15	1,530,000	1,622,597

See notes to financial statements	Semiannual report | Strategic Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Financials 16.53%				$382,673,773

Capital Markets 1.34%

Graham Packaging Company LP/GPC Capital
Corp. (S)	8.250	10-01-18	$1,090,000	1,106,350

Macquarie Group, Ltd. (S)	7.300	08-01-14	1,735,000	1,937,082

Morgan Stanley (BRL)(D)(S)	10.090	05-03-17	38,110,000	21,826,677

Morgan Stanley & Company, Inc. (BRL)(D)(S)	11.500	10-22-20	10,470,000	6,106,381

Commercial Banks 1.83%

ANZ National International, Ltd. (SGD)(D)	2.950	07-27-15	11,000,000	8,413,269

BOM Capital PLC (S)	6.699	03-11-15	2,780,000	2,814,750

First Tennessee Bank N.A.	5.050	01-15-15	1,624,000	1,602,052

Regions Financial Corpregions Financial Corp.	7.375	12-10-37	1,875,000	1,607,813

Royal Bank of Scotland PLC (SGD)	2.049	03-31-14	6,250,000	4,721,381

Santander Issuances SA (6.500% to
11-15-14, then 3 month LIBOR +
3.920%) (S)	6.500	08-11-19	3,400,000	3,594,633

Standard Chartered Bank (SGD)(D)	2.220	07-05-13	17,000,000	12,909,210

State Bank of India/London (S)	4.500	07-27-15	3,680,000	3,814,688

Synovus Financial Corp.	5.125	06-15-17	1,595,000	1,300,234

Western Alliance Bancorp	10.000	09-01-15	1,675,000	1,649,875

Consumer Finance 0.17%

Discover Financial Services	10.250	07-15-19	3,100,000	3,887,521

Diversified Financial Services 9.25%

CCM Merger, Inc. (S)	8.000	08-01-13	14,150,000	13,584,000

Continental Trustees Cayman, Ltd. (S)	7.375	10-07-40	3,455,000	3,649,344

Corporacion Andina de Fomento	3.750	01-15-16	5,610,000	5,649,881

Council of Europe Development Bank (AUD)(D)	5.250	05-27-13	10,550,000	9,998,067

Crown Castle Towers LLC (S)	4.883	08-15-20	5,495,000	5,441,462

Eurofima (AUD)(D)	6.000	01-28-14	8,685,000	8,354,789

European Investment Bank (AUD)(D)	5.375	05-20-14	11,836,000	11,208,224

European Investment Bank (NOK)(D)	4.250	02-04-15	85,900,000	14,434,748

GE Capital Australia Funding Property,
Ltd. (AUD)(D)	6.500	11-15-11	7,900,000	7,606,753

General Electric Capital Corp., Series A (NZD)(D)	7.625	12-10-14	33,700,000	26,651,385

Inter-American Development Bank (AUD)(D)	5.375	05-27-14	13,790,000	13,047,905

Inter-American Development Bank,
Series INTL (NZD)(D)	7.250	05-24-12	20,555,000	16,015,703

Inter-American Development Bank,
Series MPLE (CAD)(D)	4.250	12-02-12	4,770,000	4,859,401

International Bank for Reconstruction &
Development (NZD)(D)	5.375	12-15-14	18,470,000	14,009,551

International Finance Corp. (AUD)(D)	7.500	02-28-13	9,510,000	9,511,249

Kreditanstalt Fuer Wiederaufbau (IDR)(D)	7.000	10-22-12	146,400,000,000	16,718,880

Kreditanstalt Fuer Wiederaufbau (AUD)(D)	5.750	05-13-15	22,750,000	21,570,477

Lancer Finance Company SPV, Ltd. (S)	5.850	12-12-16	1,090,881	1,092,767

Nationstar Mortgage/Nationstar Capital
Corp. (S)	10.875	04-01-15	2,980,000	2,898,050

Odebrecht Finance, Ltd. (S)	7.500	10-18-17	2,785,000	3,007,800

Orascom Telecom Finance SCA (S)	7.875	02-08-14	1,765,000	1,659,100

TAM Capital, Inc.	7.375	04-25-17	3,135,000	3,197,700

14	Strategic Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Insurance 1.44%

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	$10,165,000	$10,368,300

Chubb Corp.	6.375	03-29-67	1,560,000	1,622,400

Glen Meadow Pass-through Trust (S)	6.505	02-12-67	2,715,000	2,287,388

Liberty Mutual Group, Inc. (10.750% to
6-15-38, then 3 month LIBOR + 7.120%) (S)	10.750	06-15-58	4,910,000	5,990,200

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)	7.000	05-17-66	2,770,000	2,666,125

MetLife, Inc.	6.400	12-15-36	7,010,000	6,659,500

Symetra Financial Corp. (8.300% to
10-15-17, then 3 month LIBOR +
4.177%) (S)	8.300	10-15-37	2,585,000	2,391,125

White Mountains Re Group, Ltd. (7.506% to
6-30-17, then 3 month LIBOR +
3.200%) (S)	7.506	— (Q)	1,560,000	1,387,932

Investment Companies 1.18%

Hong Kong Land Treasury SG (SGD)(D)	3.860	12-29-17	4,000,000	3,130,307

Offshore Group Investments, Ltd. (S)	11.500	08-01-15	14,055,000	14,828,025

Temasek Financial I, Ltd. (SGD)(D)	3.265	02-19-20	12,250,000	9,463,279

Real Estate Investment Trusts 0.12%

DuPont Fabros Technology LP	8.500	12-15-17	2,465,000	2,668,363

Real Estate Management & Development 1.20%

CapitaMalls Asia Treasury, Ltd. (SGD)(D)	3.950	08-24-17	14,250,000	10,644,044

Realogy Corp.	10.500	04-15-14	6,950,000	5,994,375

Realogy Corp., PIK	11.000	04-15-14	12,884,937	11,113,258

Health Care 1.31%				30,410,722

Health Care Equipment & Supplies 0.12%

Alere, Inc. (S)	8.625	10-01-18	2,785,000	2,826,775

Health Care Providers & Services 0.90%

BioScrip, Inc.	10.250	10-01-15	2,260,000	2,313,675

Community Health Systems, Inc.	8.875	07-15-15	6,275,000	6,565,219

HCA, Inc.	8.500	04-15-19	10,000,000	10,900,000

LifePoint Hospitals, Inc. (S)	6.625	10-01-20	1,100,000	1,100,000

Pharmaceuticals 0.29%

Catalent Pharma Solutions, Inc., PIK	9.500	04-15-15	6,107,726	6,168,803

Valeant Pharmaceuticals International (S)	7.000	10-01-20	550,000	536,250

Industrials 5.77%				133,653,140

Aerospace & Defense 0.34%

Hawker Beechcraft Acquisition Company LLC	8.500	04-01-15	6,381,000	4,785,750

PharmaNet Development Group, Inc. (S)	10.875	04-15-17	3,030,000	3,067,875

Aerospace & Defense 0.29%

Bombardier, Inc. (S)	7.750	03-15-20	2,350,000	2,526,250

Colt Defense LLC/Colt Finance Corp. (S)	8.750	11-15-17	1,385,000	879,475

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	3,010,000	3,359,913

Airlines 1.87%

Delta Air Lines, Inc. (S)	12.250	03-15-15	2,810,000	3,175,300

Delta Air Lines, Inc. (S)	9.500	09-15-14	6,032,000	6,544,720

See notes to financial statements	Semiannual report | Strategic Income Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Airlines (continued)

Delta Air Lines, Inc.	6.821	08-10-22	$3,782,459	$4,075,600

Global Aviation Holdings, Ltd. (S)	14.000	08-15-13	8,740,000	9,526,600

United Air Lines, Inc.	12.750	07-15-12	2,269,848	2,547,904

United Air Lines, Inc. (S)	12.000	11-01-13	7,305,000	8,108,550

United Air Lines, Inc.	10.400	11-01-16	2,271,057	2,634,426

United Air Lines, Inc. (S)	9.875	08-01-13	1,205,000	1,313,450

United Air Lines, Inc.	9.750	01-15-17	4,739,593	5,355,740

Building Materials 0.13%

Rearden G Holdings EINS GmbH (S)	7.875	03-30-20	1,590,000	1,693,350

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	1,205,000	1,262,238

Building Products 0.22%

Nortek, Inc. (S)	10.000	12-01-18	5,125,000	5,125,000

Commercial Services & Supplies 0.69%

Avis Budget Car Rental LLC	9.625	03-15-18	2,675,000	2,802,063

Covanta Holding Corp.	7.250	12-01-20	7,700,000	7,858,859

Garda World Security Corp. (S)	9.750	03-15-17	5,000,000	5,262,500

Construction & Engineering 0.18%

Tutor Perini Corp. (S)	7.625	11-01-18	4,135,000	4,186,688

Containers & Packaging 0.11%

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	2,440,000	2,616,900

Electrical Equipment 0.51%

Baldor Electric Company	8.625	02-15-17	1,330,000	1,482,950

Coleman Cable, Inc.	9.000	02-15-18	2,205,000	2,298,713

WPE International Cooperatief UA (S)	10.375	09-30-20	8,250,000	7,961,250

Industrial Conglomerates 0.62%

General Electric Capital Australia Funding Pty,
Ltd. (AUD)(D)	7.000	10-08-15	2,600,000	2,449,407

Grupo KUO SAB de CV (S)	9.750	10-17-17	6,175,000	6,699,875

Hutchison Whampoa International, Ltd. (S)	4.625	09-11-15	2,550,000	2,726,304

Odebrecht Finance, Ltd. (S)	7.500	— (Q)	2,000,000	2,000,000

Smiths Group PLC (S)	7.200	05-15-19	520,000	603,486

Machinery 0.11%

Thermadyne Holdings Corp. (S)	9.000	12-15-17	2,435,000	2,453,263

Marine 0.09%

Navios Maritime Holdings, Inc.	9.500	12-15-14	2,000,000	2,070,000

Road & Rail 0.53%

Kansas City Southern de Mexico SA de CV	8.000	02-01-18	3,000,000	3,225,000

RailAmerica, Inc.	9.250	07-01-17	2,664,000	2,917,080

Western Express, Inc. (S)	12.500	04-15-15	7,405,000	6,257,225

Transportation Infrastructure 0.08%

SCF Capital, Ltd. (S)	5.375	10-27-17	1,885,000	1,799,436

Information Technology 0.71%				16,444,651

Electronic Equipment, Instruments & Components 0.11%

Freescale Semiconductor, Inc. (S)	9.250	04-15-18	2,390,000	2,503,525

16	Strategic Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
IT Services 0.29%

Brightstar Corp. (S)	9.500	12-01-16	$4,875,000	$4,911,563

Equinix, Inc.	8.125	03-01-18	1,810,000	1,895,975

Software 0.31%

First Data Corp. (S)	8.875	08-15-20	3,080,000	3,203,200

Vangent, Inc.	9.625	02-15-15	4,355,000	3,930,388

Materials 6.51%				150,665,021

Chemicals 1.05%

American Pacific Corp.	9.000	02-01-15	5,765,000	5,772,206

Berry Plastics Corp.	8.250	11-15-15	5,255,000	5,465,200

Braskem Finance, Ltd. (S)	7.375	— (Q)	2,770,000	2,763,538

Braskem Finance, Ltd. (S)	7.000	05-07-20	4,225,000	4,394,000

Braskem S.A. (S)	11.750	01-22-14	2,800,000	3,433,500

Ferro Corp.	7.875	08-15-18	1,760,000	1,832,600

Rhodia SA (S)	6.875	09-15-20	555,000	566,100

Containers & Packaging 0.82%

Berry Plastics Corp. (S)	9.750	01-15-21	2,560,000	2,451,200

Cascades, Inc.	7.875	01-15-20	1,695,000	1,779,750

Graham Packaging Company LP	9.875	10-15-14	1,035,000	1,071,225

Graham Packaging Company LP (S)	8.250	01-01-17	2,730,000	2,784,600

Graphic Packaging International, Inc.	9.500	06-15-17	4,290,000	4,654,650

Graphic Packaging International, Inc.	7.875	10-01-18	761,000	789,538

Sealed Air Corp.	7.875	06-15-17	5,025,000	5,512,174

Metals & Mining 2.49%

China Oriental Group Company, Ltd. (S)	7.000	11-17-17	3,570,000	3,418,275

CSN Islands XI Corp (S)	6.875	09-21-19	1,560,000	1,684,800

CSN Islands XII Corp. (S)	7.000	— (Q)	2,170,000	2,118,354

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	3,550,000	3,629,875

Gerdau Trade, Inc. (S)	5.750	01-30-21	8,275,000	8,326,305

Rain CII Carbon LLC (S)	11.125	11-15-15	16,010,000	17,210,735

Rain CII Carbon LLC (S)	8.000	12-01-18	8,995,000	8,983,756

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	2,500,000	3,421,795

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	3,985,000	4,860,632

Teck Resources, Ltd.	10.750	05-15-19	1,385,000	1,800,500

Vale Overseas, Ltd.	4.625	09-15-20	2,100,000	2,113,841

Paper & Forest Products 2.15%

ABI Escrow Corp. (S)	10.250	10-15-18	5,265,000	5,488,763

Abitibi-Consolidated Company of
Canada (H)(S)	13.750	04-01-11	3,750,404	4,355,156

Celulosa Arauco y Constitucion SA (S)	5.000	01-21-21	2,705,000	2,709,101

Grupo Papelero Scribe SA (S)	8.875	04-07-20	1,870,000	1,813,900

International Paper Company	7.950	06-15-18	2,990,000	3,622,839

Mercer International, Inc. (S)	9.500	12-01-17	3,280,000	3,280,000

NewPage Corp.	11.375	12-31-14	18,100,000	16,380,500

PE Paper Escrow GmbH (S)	12.000	08-01-14	605,000	695,750

Pope & Talbot, Inc. (H)	8.375	06-01-13	8,250,000	825

Suzano Trading, Ltd. (S)	5.875	01-23-21	8,085,000	7,963,725

See notes to financial statements	Semiannual report | Strategic Income Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Paper & Forest Products (continued)

Verso Paper Holdings LLC	11.500	07-01-14	$1,415,000	$1,535,275

Verso Paper Holdings LLC, Series B	9.125	08-01-14	1,995,000	1,980,038

Telecommunication Services 4.64%				107,325,425

Communications Equipment 0.15%

Sable International Finance, Ltd. (S)	7.750	02-15-17	1,590,000	1,689,375

SingTel Group Treasury Pte, Ltd. (SGD)(D)	3.488	04-08-20	2,250,000	1,750,363

Diversified Telecommunication Services 2.21%

Affinion Group Holdings, Inc. (S)	11.625	11-15-15	3,970,000	3,950,150

Axtel SAB de CV (S)	9.000	09-22-19	3,530,000	3,247,600

Axtel SAB de CV (S)	7.625	02-01-17	6,250,000	5,625,000

Cincinnati Bell, Inc.	8.750	03-15-18	4,225,000	3,823,625

Frontier Communications Corp.	8.500	04-15-20	4,035,000	4,438,500

Frontier Communications Corp.	7.125	03-15-19	2,770,000	2,866,950

GXS Worldwide, Inc.	9.750	06-15-15	4,300,000	4,246,250

Intelsat Bermuda, Ltd.	11.250	02-04-17	12,170,000	12,748,075

Level 3 Financing, Inc.	10.000	02-01-18	890,000	818,800

West Corp.	11.000	10-15-16	8,705,000	9,336,113

Wireless Telecommunication Services 2.28%

American Tower Corp.	7.000	10-15-17	3,500,000	4,060,000

Bakrie Telecom Pte, Ltd. (S)	11.500	05-07-15	6,090,000	6,424,950

CC Holdings GS V LLC/Crown Castle GS III
Corp. (S)	7.750	05-01-17	2,365,000	2,607,413

Digicel Group, Ltd. (S)	8.875	01-15-15	875,000	883,750

Digicel, Ltd. (S)	8.250	09-01-17	6,190,000	6,499,500

Grupo Iusacell SA de CV (H)(S)	10.000	12-31-13	2,359,588	707,876

Nextel Communications, Inc., Series D	7.375	08-01-15	8,000,000	7,720,000

NII Capital Corp.	10.000	08-15-16	2,025,000	2,247,750

NII Capital Corp.	8.875	12-15-19	2,830,000	3,063,475

SBA Tower Trust (S)	5.101	04-15-17	4,770,000	5,076,847

Sprint Capital Corp.	8.750	03-15-32	6,820,000	6,751,800

Sprint Capital Corp.	8.375	03-15-12	6,405,000	6,741,263

Utilities 0.77%				17,912,207

Electric Utilities 0.41%

Appalachian Power Company	5.000	06-01-17	2,305,000	2,461,496

Dubai Electricity & Water Authority (S)	7.375	10-21-20	3,990,000	3,730,650

United Maritime Group LLC	11.750	06-15-15	3,425,000	3,330,813

Independent Power Producers & Energy Traders 0.25%

AES Andres Dominicana/Itabo Dominicana (S)	9.500	11-12-20	4,065,000	4,146,300

Listrindo Capital BV (S)	9.250	01-29-15	1,435,000	1,581,872

Multi-Utilities 0.11%

Dominion Resources, Inc.	5.600	11-15-16	2,305,000	2,661,076

18	Strategic Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Convertible Bonds 3.19%				$73,810,246

(Cost $55,358,566)

Consumer Discretionary 1.44%				33,323,569

Automobiles 0.73%

Ford Motor Company	4.250	11-15-16	$8,880,000	17,049,600

Household Durables 0.08%

D.R. Horton, Inc.	2.000	05-15-14	1,710,000	1,771,988

Media 0.63%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	12,735,000	14,501,981

Consumer Staples 0.13%				3,065,313

Tobacco 0.13%

Alliance One International, Inc.	5.500	07-15-14	2,885,000	3,065,313

Energy 0.14%				3,293,963

Oil, Gas & Consumable Fuels 0.14%

Chesapeake Energy Corp.	2.500	05-15-37	1,710,000	1,442,813

Chesapeake Energy Corp.	2.250	12-15-38	2,460,000	1,851,150

Financials 0.42%				9,746,907

Capital Markets 0.14%

Janus Capital Group, Inc.	3.250	07-15-14	3,110,000	3,351,025

Real Estate Investment Trusts 0.28%

Annaly Capital Management, Inc.	4.000	02-15-15	3,830,000	4,332,688

ProLogis	3.250	03-15-15	1,935,000	2,063,194

Health Care 0.34%				7,804,943

Biotechnology 0.12%

Gilead Sciences, Inc. (S)	1.000	05-01-14	1,220,000	1,258,125

MannKind Corp. (S)	5.750	08-15-15	1,440,000	1,575,893

Health Care Equipment & Supplies 0.08%

Teleflex, Inc.	3.875	08-01-17	1,820,000	1,835,925

Health Care Providers & Services 0.14%

Laboratory Corp. of America Holdings	Zero	09-11-21	2,850,000	3,135,000

Industrials 0.72%				16,575,551

Airlines 0.39%

Continental Airlines, Inc.	4.500	01-15-15	2,815,000	4,694,013

UAL Corp.	4.500	06-30-21	3,930,000	4,205,100

Containers & Packaging 0.12%

Owens-Brockway Glass Container, Inc. (S)	3.000	06-01-15	2,835,000	2,771,213

Trading Companies & Distributors 0.21%

United Rentals, Inc.	4.000	11-15-15	2,535,000	4,905,225

Foreign Government Obligations 22.13%				$512,279,685

(Cost $490,436,287)

Argentina 0.70%				16,180,150
Provincia de Buenos Aires	11.750	10-05-15	$5,560,000	5,560,000

Provincia de Cordoba (S)	12.375	08-17-17	3,710,000	3,747,100

Republic of Argentina, Bond	8.750	06-02-17	6,805,000	6,873,050

See notes to financial statements	Semiannual report | Strategic Income Fund	19

		Maturity
	Rate (%)	date	Par value	Value
Australia 1.07%				$24,824,969
New South Wales Treasury Corp. (AUD)(D)	6.000	04-01-16	$9,572,000	9,292,748

New South Wales Treasury Corp.,
Series 12 (AUD)(D)	6.000	05-01-12	16,017,000	15,532,221

Brazil 0.94%				21,773,078
Federative Republic of Brazil (BRL)(D)	10.250	01-10-28	36,280,000	21,773,078

Canada 4.70%				108,788,128
Canada Housing Trust (CAD)(D)	4.800	06-15-12	2,340,000	2,389,191

Government of Canada (CAD)(D)	4.000	06-01-16	17,295,000	18,171,249

Government of Canada (CAD)(D)	3.000	12-01-15	16,180,000	16,237,530

Ontario School Boards Financing Corp.,
Series 01A2 (CAD)(D)	6.250	10-19-16	8,485,000	9,531,171

Province of Ontario (NZD)(D)	6.250	06-16-15	30,690,000	23,738,615

Province of Ontario (CAD)(D)	4.750	06-02-13	14,000,000	14,547,835

Province of Ontario (CAD)(D)	4.500	03-08-15	8,915,000	9,360,945

Province of Quebec (CAD)(D)	5.250	10-01-13	14,000,000	14,811,592

Indonesia 1.56%				36,063,185
Republic of Indonesia (IDR)(D)	14.250	06-15-13	36,000,000,000	4,777,137

Republic of Indonesia (IDR)(D)	12.500	03-15-13	27,675,000,000	3,515,571

Republic of Indonesia (IDR)(D)	10.000	07-15-17	63,670,000,000	8,103,040

Republic of Indonesia (IDR)(D)	9.500	06-15-15	121,120,000,000	15,009,937

Republic of Indonesia (S)	5.875	03-13-20	4,140,000	4,657,500

Malaysia 0.47%				10,818,118
Government of Malaysia,
Bond (MYR)(D)	3.835	08-12-15	33,600,000	10,818,118

Mexico 0.24%				5,472,000
Government of Mexico	11.375	09-15-16	3,800,000	5,472,000

New Zealand 0.63%				14,610,713
Government of New Zealand,

Series 1217 (NZD)(D)	6.000	12-15-17	18,920,000	14,610,713

Norway 1.17%				27,126,477
Government of Norway (NOK)(D)	5.000	05-15-15	92,202,000	16,341,065

Government of Norway (NOK)(D)	4.500	05-22-19	61,486,000	10,785,412

Philippines 2.18%				50,407,785
Republic of the Philippines (PHP)(D)	7.750	02-18-20	640,000,000	16,453,235

Republic of the Philippines (PHP)(D)	7.000	01-27-16	1,100,000,000	27,632,720

Republic of the Philippines (PHP)(D)	4.950	01-15-21	263,000,000	6,321,830

Singapore 0.41%				9,623,682
Republic of Singapore (SGD)(D)	3.250	09-01-20	8,120,000	6,658,726

Republic of Singapore (SGD)(D)	1.375	10-01-14	3,800,000	2,964,956

South Korea 1.96%				45,464,529
Korea Development Bank	4.375	08-10-15	1,530,000	1,589,613

Korea Development Bank (SGD)(D)	2.440	05-25-12	4,250,000	3,256,488

Republic of Korea, Series 1212 (KRW)(D)	4.250	12-10-12	1,100,000,000	968,431

Republic of Korea, Series 1809 (KRW)(D)	5.750	09-10-18	41,930,000,000	39,649,997

20	Strategic Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Sweden 2.39%				$55,308,848
Kingdom of Sweden (SEK)(D)	3.750	08-12-17	$148,430,000	22,409,546

Kingdom of Sweden, Series 1047 (SEK)(D)	5.000	12-01-20	110,425,000	18,452,187

Swedish Export Credit Company (NZD)(D)	7.625	06-30-14	18,040,000	14,447,115

Ukraine 0.01%				194,000
Government of Ukraine (S)	7.750	09-23-20	200,000	194,000

United Kingdom 3.70%				85,624,023
Government of United Kingdom (GBP)(D)	4.750	03-07-20	37,765,000	65,869,835

Government of United Kingdom (GBP)(D)	3.750	09-07-20	12,285,000	19,754,188

Municipal Bonds 3.97%				$91,843,513

(Cost $92,419,342)

California 1.22%				28,157,963
Bay Area Toll Authority	7.043	04-01-50	$3,110,000	3,161,066

California State Public Works Board, Series G2	8.361	10-01-34	6,040,000	6,433,385

County of Siskiyou	6.100	06-01-37	2,375,000	2,337,879

Los Angeles County Public Works
Financing Authority	7.488	08-01-33	3,845,000	3,911,096

Modesto Irrigation District Financing Authority	7.204	10-01-40	3,115,000	3,307,725

San Diego County Regional Airport Authority	6.628	07-01-40	1,095,000	1,076,527

State of California	7.300	10-01-39	5,185,000	5,176,186

State of California	6.200	10-01-19	2,595,000	2,754,099

District of Columbia 0.37%				8,534,066
District of Columbia Water & Sewer Authority	5.522	10-01-44	4,265,000	4,114,190

Metropolitan Washington Airports Authority,
Series D	8.000	10-01-47	4,395,000	4,419,876

Florida 0.04%				1,022,160
Florida Governmental Utility Authority	7.084	10-01-40	1,000,000	1,022,160

Georgia 0.23%				5,281,143
Municipal Electric Authority of Georgia	7.055	04-01-57	5,605,000	5,281,143

Hawaii 0.07%				1,614,485
University of Hawaii	6.034	10-01-40	1,645,000	1,614,485

Illinois 0.11%				2,641,361
City of Chicago Il	7.168	01-01-41	2,665,000	2,641,361

Nevada 0.06%				1,387,884
County of Clark	6.000	07-01-28	1,375,000	1,387,884

New Jersey 0.23%				5,204,091
New Jersey Transportation Trust
Fund Authority	6.104	12-15-28	5,195,000	5,204,091

New York 0.41%				9,545,519
City of New York	5.517	10-01-37	4,295,000	4,102,155

City of New York	5.206	10-01-31	3,005,000	2,871,578

Port Authority of New York & New Jersey	5.647	11-01-40	2,645,000	2,571,786

Ohio 0.22%				5,193,092
American Municipal Power-Ohio, Inc.	5.939	02-15-47	5,475,000	5,193,092

See notes to financial statements	Semiannual report | Strategic Income Fund	21

		Maturity
	Rate (%)	date	Par value	Value
Oklahoma 0.18%				$4,138,827
Grand River Dam Authority	7.155	06-01-40	$4,100,000	4,138,827

Pennsylvania 0.18%				4,100,828
Pennsylvania Turnpike Commission	5.511	12-01-45	4,530,000	4,100,828

Texas 0.41%				9,595,633
City of San Antonio	5.808	02-01-41	4,435,000	4,464,715

Dallas Area Rapid Transit	5.022	12-01-48	3,145,000	2,961,143

Dallas-Fort Worth International Airport
Facilities Improvement	7.000	01-01-16	2,090,000	2,169,775

Virginia 0.19%				4,385,748
Virginia Resources Authority	6.290	11-01-40	4,445,000	4,385,748

Washington 0.05%				1,040,713
Washington St. Convention Center Public
Facilities District	6.790	07-01-40	1,025,000	1,040,713

Term Loans (M) 2.18%				$50,421,196

(Cost $48,432,690)

Consumer Discretionary 0.73%				16,854,198

Hotels, Restaurants & Leisure 0.02%

East Valley Tourist Development Authority	12.000	08-06-12	$524,704	453,869

Media 0.36%

Canadian Satellite Radio Holdings, Inc.	1.500	02-14-16	318,359	223,431

Citadel Broadcasting Corp. (U)	11.000	06-03-15	4,078,654	4,291,393

Dex Media West, Inc.	7.000	10-24-14	1,665,254	1,407,139

SuperMedia, Inc.	11.000	12-31-15	3,758,179	2,406,802

Multiline Retail 0.19%

Michaels Stores, Inc.	2.563	10-31-13	4,567,122	4,401,564

Specialty Retail 0.16%

Gymboree Corp. (U)	—	10-24-11	3,670,000	3,670,000

Financials 0.05%				1,197,544

Real Estate Management & Development 0.05%

Realogy Corp.	13.500	10-15-17	1,105,000	1,197,544

Health Care 0.06%				1,401,308

Health Care Equipment & Supplies 0.06%

Bausch & Lomb, Inc. (EUR)(D)	4.046	04-24-15	1,108,650	1,401,308

Industrials 1.02%				23,691,477

Airlines 0.59%

Delta Airlines, Inc.	3.539	04-30-14	9,910,301	9,529,378

US Airways Group, Inc.	2.788	03-21-14	4,690,909	4,195,849

Trading Companies & Distributors 0.15%

Bourland & Leverich Supply Company LLC	11.000	08-13-15	3,515,000	3,515,000

Transportation Infrastructure 0.28%

Swift Transportation Company, Inc.	8.250	05-09-14	6,500,000	6,451,250

22	Strategic Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Materials 0.32%				$7,276,669

Paper & Forest Products 0.32%

AbitibiBowater, Inc.	11.000	03-30-11	$7,375,000	7,276,669

Capital Preferred Securities 0.91%				$21,147,458

(Cost $20,317,081)

Financials 0.91%				21,147,458

Commercial Banks 0.85%

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	$3,435,000	3,194,550

First Midwest Capital Trust I, Series B	6.950	12-01-33	2,280,000	1,909,500

PNC Preferred Funding Trust III (8.700% to
3-15-13 then 3 month LIBOR + 5.226%) (S)	8.700	— (Q)	600,000	643,920

SunTrust Capital VIII (6.100% to 12-15-36,
then 1 month LIBOR + 1.965%)	6.100	12-15-36	5,855,000	5,342,688

Wachovia Capital Trust III (5.800% to
3-15-11, then greater of 3 month LIBOR or
5.56975% quarterly)	5.800	— (Q)	10,240,000	8,601,600

Diversified Financial Services 0.06%

Susquehanna Capital II	11.000	03-23-40	1,360,000	1,455,200

Collateralized Mortgage Obligations 5.16%				$119,476,783

(Cost $107,374,843)

Collateralized Mortgage Obligations 4.71%				109,104,284
American Home Mortgage Assets,
Series 2006-6, Class XP IO	2.383	12-25-46	$47,618,659	2,189,292

American Tower Trust,
Series 2007-1A, Class C (S)	5.615	04-15-37	1,285,000	1,370,444

Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1 (P)	0.473	08-25-36	1,841,457	1,162,431

Commercial Mortgage Pass
Through Certificates,
Series 2007-C9, Class A4 (P)	5.815	12-10-49	11,395,000	12,248,449

Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO	2.809	09-20-46	24,620,049	1,006,854

Downey Savings & Loan Association Mortgage
Loan Trust,
Series 2005-AR2, Class X2 IO	2.377	03-19-45	83,174,401	3,610,767

First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1	5.500	05-25-35	16,987	14,597

Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class G (S)	7.874	05-15-37	1,840,000	1,912,870

Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4 (P)	5.882	07-10-38	9,865,000	10,809,373

GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1 (P)	2.882	09-25-35	7,640,880	6,999,038

Harborview Corp. Net Interest Margin Notes,
Series 2007-3A, Class N1 (H)(I)(S)	6.654	05-19-37	34,143	0

See notes to financial statements	Semiannual report | Strategic Income Fund	23

		Maturity
	Rate (%)	date	Par value	Value
Collateralized Mortgage Obligations (continued)
Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.334	09-19-35	$27,544,941	$1,068,744
Series 2006-SB1, Class A1A (P)	1.192	12-19-36	4,765,768	2,520,929
Series 2007-3, Class ES IO	0.349	05-19-47	58,351,279	382,201
Series 2007-4, Class ES IO	0.350	07-19-47	69,325,473	386,836
Series 2007-6, Class ES IO (S)	0.342	08-19-37	48,050,147	305,599

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.841	10-25-36	65,331,768	2,208,214
Series 2005-AR18, Class 2X IO	1.876	10-25-36	72,028,749	2,247,297

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class AM (P)	6.062	04-15-45	8,730,000	8,860,732
Series 2007-CB18, Class A4	5.440	06-12-47	9,205,000	9,670,365

LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AM	5.413	09-15-39	9,125,000	9,191,436

Morgan Stanley Capital I,
Series 2007-IQ13, Class A4	5.364	03-15-44	8,460,000	8,771,355

Morgan Stanley Mortgage Loan Trust,
Series 2004-9, Class 1A (P)	6.005	11-25-34	4,917,240	4,930,610

Washington Mutual, Inc.
Series 2005-AR13, Class X IO	1.622	10-25-45	157,764,247	5,916,159
Series 2005-AR13, Class B1 (P)	0.853	10-25-45	4,977,318	761,779
Series 2005-AR6, Class B1 (P)	0.853	04-25-45	7,947,390	1,236,185

Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR5, Class 1A1 (P)	5.094	04-25-35	9,462,435	9,321,728

U.S. Government Agency 0.45%				10,372,499

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05-25-39	13,163,710	2,059,795
Series 402, Class 3 IO	4.000	11-25-39	9,440,108	1,665,868
Series 402, Class 4 IO	4.000	10-25-39	16,548,703	3,068,363
Series 402, Class 7 IO	4.500	11-25-39	21,733,693	3,578,473

Asset Backed Securities 1.16%				$26,976,545

(Cost $24,031,256)

DB Master Finance LLC,
Series 2006-1, Class-M1 (S)	8.285	06-20-31	$2,755,000	2,785,636

Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04-25-37	9,725,000	9,917,938
Series 2007-1, Class A2 (S)	5.261	04-25-37	7,777,000	7,971,425

Ford Auto Securitization Trust,
Series 2010-R3A, Class A1 (CAD) (D)(S)	1.926	06-15-13	6,466,266	6,301,546

			Shares	Value
Common Stocks 2.27%				$52,549,881

(Cost $54,209,292)

Consumer Discretionary 0.45%				10,341,187

Auto Components 0.00%

Lear Corp.			54	4,740

Hotels, Restaurants & Leisure 0.04%

Fontainebleau Resorts LLC, Class A (I)			67,568	0

Greektown Superholdings, Inc. (I)			8,564	946,996

24	Strategic Income Fund | Semiannual report	See notes to financial statements

	Shares	Value
Media 0.41%

Charter Communications, Inc., Class A (I)	204,059	$6,840,058

Citadel Broadcasting Corp. (I)	13,997	356,915

Citadel Broadcasting Corp., Class A (I)	11,750	299,625

Citadel Broadcasting Corp., Class B (I)	65,954	1,681,827

Dex One Corp. (I)	16,038	76,181

SuperMedia, Inc. (I)	29,833	134,845

Financials 1.40%		32,432,525

Capital Markets 0.36%

Apollo Investment Corp.	251,099	2,651,605

Ares Capital Corp.	341,728	5,614,591

Commercial Banks 0.26%

Ameris Bancorp	89,592	863,667

First Michigan Bank (I)(R)	1,023,611	5,108,205

Real Estate Investment Trusts 0.70%

Chimera Investment Corp. (I)	578,805	2,315,220

Homburg Invest, Inc., Class A	862,868	9,187,226

Invesco Mortgage Capital, Inc.	105,240	2,376,319

MFA Financial, Inc.	287,605	2,343,981

Thrifts & Mortgage Finance 0.08%

Viewpoint Financial Group	187,961	1,971,711

Materials 0.36%		8,444,422

Chemicals 0.25%

LyondellBasell Industries, Class A (I)	104,687	3,057,907

LyondellBasell Industries, Class B (I)	95,948	2,801,682

Paper & Forest Products 0.11%

Smurfit-Stone Container Corp. (I)	108,152	2,584,833

Telecommunication Services 0.06%		1,331,747

Diversified Telecommunication Services 0.04%

Chunghwa Telecom Company, Ltd., ADR	29,497	711,173

Colt Telecom Group SA (I)	31,242	59,066

Deutsche Telekom AG, SADR	8,253	105,803

Manitoba Telecom Services, Inc.	910	25,661

Wireless Telecommunication Services 0.02%

USA Mobility, Inc.	25,267	430,044

Preferred Securities 2.46%		$56,893,353

(Cost $51,987,018)

Consumer Discretionary 0.79%		18,239,629

Hotels, Restaurants & Leisure 0.79%

Greektown Superholdings, Inc., Series A (I)	164,947	18,239,629

Energy 0.15%		3,520,490

Oil, Gas & Consumable Fuels 0.15%

Apache Corp., Series D, 6.000%	58,046	3,520,490

See notes to financial statements	Semiannual report | Strategic Income Fund	25

		Maturity
	Rate (%)	date	Par value	Value
Financials 1.52%			$35,133,234
Commercial Banks 0.46%

Wells Fargo & Company, Series L, 7.500%			$10,755	10,615,185
Diversified Financial Services 1.06%

Bank of America Corp., Series L, 7.250%			13,290	12,359,700

Citigroup Capital XIII (7.875% to 10-30-40,
then 3 month LIBOR + 6.370%), 7.875%			114,140	2,999,599

Citigroup, Inc., 7.500%			73,270	9,158,750

Warrants 0.17%				$3,961,126

(Cost $3,402,097)
Citadel Broadcasting Corp. (Expiration Date: 6-3-30; Strike Price $0.001) (I)			$146,698	3,960,846

Virgin Media, Inc. (Expiration date: 1-13-11; Strike Price $105.17) (I)			28,043	280

			Notional par	Value
Options Purchased 0.03%				$628,934

(Cost $2,203,432)
Over the Counter Purchase Put on the EUR vs.
USD (Expiration Date: 5-19-11; Strike Price
$1.10; Counterparty: RBC Dominion Securities) (I)			68,600,000	628,934

		Maturity
	Yield* (%)	date	Par value	Value
Short-Term Investments 0.35%				$8,208,479

(Cost $8,208,479)
Repurchase Agreement with State Street
Corp. dated 11-30-10 at 0.010% to be
repurchased at $208,479 on 12-1-10,
collateralized by $205,000 U.S. Treasury
Note, 2.500% due 4-30-15 (valued at
$208,479, including interest)			$208,479	208,479

Federal Home Loan Bank Discount Note	0.070	12-01-10	8,000,000	8,000,000

Total investments (Cost $2,186,293,972)† 99.16%			$2,295,866,739

Other assets and liabilities, net 0.84%			$19,361,979

Total net assets 100.00%			$2,315,228,718

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

26	Strategic Income Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

Currency abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — Euro
GBP — Pound Sterling
IDR — Indonesian Rupiah
KRW — Korean Won
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PHP — Philippines Peso
SEK — Swedish Krona
SGD — Singapore Dollar

ADR American Depositary Receipt

IO Interest Only Security – Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

SADR Sponsored American Depositary Receipts

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

					Value as a
					percentage
	Acquisition	Acquisition	Beginning	Ending share	of Fund’s	Value as of
Issuer, description	date	cost	share amount	amount	net assets	11-30-10

First Michigan Bank	4-30-10	$6,141,666	1,023,611	1,023,611	0.22%	$5,108,205

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $562,219,226 or 24.28% of the Fund’s net assets as of 11-30-10.

(U) All or a portion of this position represents unsettled loan commitment.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $2,191,158,217. Net unrealized appreciation aggregated $104,708,522, of which $180,748,898 related to appreciated investment securities and $76,040,376 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of net assets on 11-30-10:

United States	54%	Indonesia	2%
Canada	8%	Norway	2%
United Kingdom	5%	Germany	2%
Australia	3%	Mexico	2%
Brazil	3%	Singapore	1%
Cayman Islands	3%	Bermuda	1%
Sweden	3%	Argentina	1%
New Zealand	2%	Netherlands	1%
Philippines	2%	Other Countries	1%
South Korea	2%	Short-Term Investments & Other	2%

See notes to financial statements	Semiannual report | Strategic Income Fund 27

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $2,186,293,972)	$2,295,866,739
Cash	5,242
Foreign currency, at value (Cost $4,067,351)	3,942,684
Cash held at broker for futures contracts	3,672,900
Receivable for investments sold	1,484,374
Receivable for forward foreign currency exchange contracts (Note 3)	56,116,428
Receivable for fund shares sold	10,417,336
Dividends and interest receivable	40,996,536
Other receivables and prepaid assets	365,631

Total assets	2,412,867,870

Liabilities

Payable for investments purchased	27,680,662
Payable for forward foreign currency exchange contracts (Note 3)	60,287,673
Payable for fund shares repurchased	5,405,556
Payable for futures variation margin (Note 3)	282,270
Distributions payable	3,333,495
Payable to affiliates
Accounting and legal services fees	4,752
Transfer agent fees	357,405
Distribution and service fees	8,639
Trustees’ fees	65,083
Other liabilities and accrued expenses	213,617

Total liabilities	97,639,152

Net assets

Capital paid-in	$2,319,991,270
Accumulated distributions in excess of net investment income	(2,874,013)
Accumulated net realized loss on investments, futures contracts and
foreign currency transactions	(106,918,456)
Net unrealized appreciation on investments, futures contracts and
translation of assets and liabilities in foreign currencies	105,029,917

Net assets	$2,315,228,718

28	Strategic Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,408,623,135 ÷ 214,743,116 shares)	$6.56
Class B ($153,055,001 ÷ 23,330,502 shares)[1]	$6.56
Class C ($514,244,389 ÷ 78,398,259 shares)[1]	$6.56
Class I ($227,222,113 ÷ 34,713,320 shares)	$6.55
Class R1 ($8,731,939 ÷ 1,329,284 shares)	$6.57
Class R3 ($491,395 ÷ 75,000 shares)	$6.55
Class R4 ($1,083,233 ÷ 165,305 shares)	$6.55
Class R5 ($1,777,513 ÷ 271,343 shares)	$6.55

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$6.87

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Strategic Income Fund	29

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six month period ended 11-30-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$77,840,069
Dividends	2,095,182
Less foreign taxes withheld	(371,818)

Total investment income	79,563,433

Expenses

Investment management fees (Note 5)	3,599,149
Distribution and service fees (Note 5)	5,056,282
Accounting and legal services fees (Note 5)	134,024
Transfer agent fees (Note 5)	1,836,017
Trustees’ fees (Note 5)	85,271
State registration fees	121,866
Printing and postage	93,645
Professional fees	92,522
Custodian fees	203,384
Registration and filing fees	42,128
Other	29,089

Total expenses	11,293,377

Net investment income	68,270,056

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	20,018,750
Futures contracts (Note 3)	(4,603,210)
Foreign currency transactions	(17,407,850)
(1,992,310)
Change in net unrealized appreciation (depreciation) of
Investments	97,039,183
Futures contracts (Note 3)	(277,776)
Translation of assets and liabilities in foreign currencies	(20,066,979)

76,694,428

Net realized and unrealized gain	74,702,118

Increase in net assets from operations	$142,972,174

30	Strategic Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-10	ended
	(Unaudited)	5-31-10

Increase (decrease) in net assets

From operations
Net investment income	$68,270,056	$116,838,690
Net realized loss	(1,992,310)	(9,175,729)
Change in net unrealized appreciation (depreciation)	76,694,428	171,573,320

Increase in net assets resulting from operations	142,972,174	279,236,281

Distributions to shareholders
From net investment income
Class A	(44,017,131)	(74,158,622)
Class B	(4,461,159)	(9,690,225)
Class C	(13,739,212)	(20,802,707)
Class I	(6,254,593)	(7,987,342)
Class R1	(270,947)	(439,195)
Class R3	(14,773)	(7,304)
Class R4	(33,813)	(23,249)
Class R5	(48,572)	(10,947)
From net realized gain
Class A	—	(5,106,572)
Class B	—	(722,905)
Class C	—	(1,593,582)
Class I	—	(546,383)
Class R1	—	(30,965)
Class R3	—	(141)
Class R4	—	(141)
Class R5	—	(1,324)

Total distributions	(68,840,200)	(121,121,604)

From Fund share transactions (Note 6)	392,259,178	588,598,187

Total increase	466,391,152	746,712,864

Net assets

Beginning of period	1,848,837,566	1,102,124,702

End of period	$2,315,228,718	$1,848,837,566

Accumulated distributions in excess of net
investment income	($2,874,013)	($2,303,869)

See notes to financial statements	Semiannual report | Strategic Income Fund	31

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$6.32	$5.61	$6.40	$6.61	$6.81	$6.99
Net investment income[2]	0.22	0.48	0.41	0.40	0.32	0.30
Net realized and unrealized gain (loss)
on investments	0.24	0.73	(0.64)	(0.15)	0.07	—
Total from investment operations	0.46	1.21	(0.23)	0.25	0.39	0.30
Less distributions
From net investment income	(0.22)	(0.47)	(0.42)	(0.40)	(0.35)	(0.34)
From net realized gain	—	(0.03)	(0.14)	(0.06)	(0.24)	(0.14)
Total distributions	(0.22)	(0.50)	(0.56)	(0.46)	(0.59)	(0.48)
Net asset value, end of period	$6.56	$6.32	$5.61	$6.40	$6.61	$6.81
Total return (%)	7.33[3,4]	22.03[3]	(3.06)[3]	3.93[3]	5.98[3]	4.38[3]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,409	$1,155	$720	$765	$784	$818
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.90[5]	0.85	0.93[6]	0.90	0.87	0.88
Expenses net of fee waivers and credits	0.90[5]	0.85	0.93[6]	0.90	0.87	0.88
Net investment income	6.62[5]	7.77	7.23	6.00	4.80	4.26
Portfolio turnover (%)	24	67	43	52	118	52

[1] Semiannual period from 6-1-10 to 11-30-10. Unaudited.
[2] Based on the average daily shares outstanding.
[3] Does not reflect the effect of sales charges, if any.
[4] Not annualized.
[5] Annualized.
[6] Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

32	Strategic Income Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$6.33	$5.61	$6.40	$6.61	$6.81	$6.99
Net investment income[2]	0.19	0.44	0.37	0.35	0.27	0.25
Net realized and unrealized gain (loss)
on investments	0.24	0.73	(0.64)	(0.14)	0.07	0.01
Total from investment operations	0.43	1.17	(0.27)	0.21	0.34	0.26
Less distributions
From net investment income	(0.20)	(0.42)	(0.38)	(0.36)	(0.30)	(0.30)
From net realized gain	—	(0.03)	(0.14)	(0.06)	(0.24)	(0.14)
Total distributions	(0.20)	(0.45)	(0.52)	(0.42)	(0.54)	(0.44)
Net asset value, end of period	$6.56	$6.33	$5.61	$6.40	$6.61	$6.81
Total return (%)[3]	6.79[4]	21.37	(3.73)	3.21	5.27	3.67

Ratios and supplemental data

Net assets, end of period (in millions)	$153	$144	$131	$184	$242	$350
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60[5]	1.55	1.63[6]	1.60	1.54	1.57
Expenses net of fee waivers and credits	1.60[5]	1.55	1.63[6]	1.60	1.54	1.57
Net investment income	5.92[5]	7.07	6.51	5.27	4.12	3.57
Portfolio turnover (%)	24	67	43	52	118	52

[1] Semiannual period from 6-1-10 to 11-30-10. Unaudited.
[2] Based on the average daily shares outstanding.
[3] Does not reflect the effect of sales charges, if any.
[4] Not annualized.
[5] Annualized.
[6] Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$6.32	$5.61	$6.40	$6.61	$6.81	$6.99
Net investment income[2]	0.19	0.44	0.37	0.35	0.27	0.25
Net realized and unrealized gain (loss)
on investments	0.25	0.72	(0.64)	(0.14)	0.07	—
Total from investment operations	0.44	1.16	(0.27)	0.21	0.34	0.25
Less distributions
From net investment income	(0.20)	(0.42)	(0.38)	(0.36)	(0.30)	(0.29)
From net realized gain	—	(0.03)	(0.14)	(0.06)	(0.24)	(0.14)
Total distributions	(0.20)	(0.45)	(0.52)	(0.42)	(0.54)	(0.43)
Net asset value, end of period	$6.56	$6.32	$5.61	$6.40	$6.61	$6.81
Total return (%)[3]	6.95[4]	21.18	(3.73)	3.21	5.24	3.65

Ratios and supplemental data

Net assets, end of period (in millions)	$514	$400	$201	$193	$219	$270
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60[5]	1.55	1.63[6]	1.60	1.57	1.58
Expenses net of fee waivers and credits	1.60[5]	1.55	1.63[6]	1.60	1.57	1.58
Net investment income	5.91[5]	7.05	6.53	5.29	4.10	3.56
Portfolio turnover (%)	24	67	43	52	118	52

[1] Semiannual period from 6-1-10 to 11-30-10. Unaudited.
[2] Based on the average daily shares outstanding.
[3] Does not reflect the effect of sales charges, if any.
[4] Not annualized.
[5] Annualized.
[6] Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Strategic Income Fund	33

CLASS I SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$6.31	$5.59	$6.40	$6.61	$6.81	$6.99
Net investment income[2]	0.23	0.51	0.42	0.42	0.34	0.32
Net realized and unrealized gain (loss)
on investments	0.24	0.73	(0.65)	(0.14)	0.07	0.01
Total from investment operations	0.47	1.24	(0.23)	0.28	0.41	0.33
Less distributions
From net investment income	(0.23)	(0.49)	(0.44)	(0.43)	(0.37)	(0.37)
From net realized gain	—	(0.03)	(0.14)	(0.06)	(0.24)	(0.14)
Total distributions	(0.23)	(0.52)	(0.58)	(0.49)	(0.61)	(0.51)
Net asset value, end of period	$6.55	$6.31	$5.59	$6.40	$6.61	$6.81
Total return (%)	7.57[3]	22.71	(3.03)	4.33	6.38	4.78

Ratios and supplemental data

Net assets, end of period (in millions)	$227	$141	$45	$13	$16	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46[4]	0.48	0.57[5]	0.51	0.49	0.49
Expenses net of fee waivers and credits	0.46[4]	0.48	0.57[5]	0.51	0.49	0.49
Net investment income	7.07[4]	8.10	7.70	6.35	5.19	4.64
Portfolio turnover (%)	24	67	43	52	118	52

[1] Semiannual period from 6-1-10 to 11-30-10. Unaudited.
[2] Based on the average daily shares outstanding.
[3] Not annualized.
[4] Annualized.
[5] Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R1 SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$6.33	$5.61	$6.40	$6.61	$6.81	$6.99
Net investment income[2]	0.21	0.46	0.38	0.37	0.29	0.28
Net realized and unrealized gain (loss)
on investments	0.24	0.73	(0.64)	(0.14)	0.07	—
Total from investment operations	0.45	1.19	(0.26)	0.23	0.36	0.28
Less distributions
From net investment income	(0.21)	(0.44)	(0.39)	(0.38)	(0.32)	(0.32)
From net realized gain	—	(0.03)	(0.14)	(0.06)	(0.24)	(0.14)
Total distributions	(0.21)	(0.47)	(0.53)	(0.44)	(0.56)	(0.46)
Net asset value, end of period	$6.57	$6.33	$5.61	$6.40	$6.61	$6.81
Total return (%)	7.25[3]	21.61	(3.44)	3.46	5.58	4.07

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$8	$5	$5	$5	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[4]	1.22	1.33	1.35	1.26	1.19
Expenses net of fee waivers and credits	1.07[4]	1.22	1.33	1.35	1.26	1.19
Net investment income	6.42[4]	7.42	6.81	5.54	4.44	4.00
Portfolio turnover (%)	24	67	43	52	118	52

[1] Semiannual period from 6-1-10 to 11-30-10. Unaudited.
[2] Based on the average daily shares outstanding.
[3] Not annualized.
[4] Annualized.

34	Strategic Income Fund | Semiannual report	See notes to financial statements

CLASS R3 SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$6.31	$5.59	$5.58
Net investment income[3]	0.21	0.47	0.01
Net realized and unrealized gain on investments	0.24	0.72	0.01
Total from investment operations	0.45	1.19	0.02
Less distributions
From net investment income	(0.21)	(0.44)	(0.01)
From net realized gain	—	(0.03)	—
Total distributions	(0.21)	(0.47)	(0.01)
Net asset value, end of period	$6.55	$6.31	$5.59
Total return (%)	7.27[4]	21.80[5]	0.36[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[7]	1.63	3.49[7,8]
Expenses net of fee waivers and credits	1.03[7]	1.25	1.25[7,8]
Net investment income	6.52[7]	7.43	6.02[7]
Portfolio turnover (%)	24	67	43

[1] Semiannual period from 6-1-10 to 11-30-10. Unaudited.
[2] The inception date for Class R3 shares is 5-21-09.
[3] Based on the average daily shares outstanding.
[4] Not annualized.
[5] Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6] Less than $500,000.
[7] Annualized.
[8] Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R4 SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$6.31	$5.59	$5.58
Net investment income[3]	0.22	0.49	0.01
Net realized and unrealized gain on investments	0.24	0.72	0.01
Total from investment operations	0.46	1.21	0.02
Less distributions
From net investment income	(0.22)	(0.46)	(0.01)
From net realized gain	—	(0.03)	—
Total distributions	(0.22)	(0.49)	(0.01)
Net asset value, end of period	$6.55	$6.31	$5.59
Total return (%)	7.43[4]	22.17[5]	0.36[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[7]	0.92	3.25[7,8]
Expenses net of fee waivers and credits	0.73[7]	0.92	0.95[7,8]
Net investment income	6.81[7]	7.74	6.32[7]
Portfolio turnover (%)	24	67	43

[1] Semiannual period from 6-1-10 to 11-30-10. Unaudited.
[2] The inception date for Class R4 shares is 5-21-09.
[3] Based on the average daily shares outstanding.
[4] Not annualized.
[5] Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6] Less than $500,000.
[7] Annualized.
[8] Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Strategic Income Fund	35

CLASS R5 SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$6.31	$5.59	$5.58
Net investment income[3]	0.23	0.52	0.01
Net realized and unrealized gain on investments	0.24	0.71	0.01
Total from investment operations	0.47	1.23	0.02
Less distributions
From net investment income	(0.23)	(0.48)	(0.01)
From net realized gain	—	(0.03)	—
Total distributions	(0.23)	(0.51)	(0.01)
Net asset value, end of period	$6.55	$6.31	$5.59
Total return (%)	7.55[4]	22.52[5]	0.36[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48[7]	0.99	3.00[7,8]
Expenses net of fee waivers and credits	0.48[7]	0.65	0.65[7,8]
Net investment income	7.05[7]	8.22	6.62[7]
Portfolio turnover (%)	24	67	43

[1] Semiannual period from 6-1-10 to 11-30-10. Unaudited.
[2] The inception date for Class R5 shares is 5-21-09.
[3] Based on the average daily shares outstanding.
[4] Not annualized.
[5] Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6] Less than $500,000.
[7] Annualized.
[8] Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

36	Strategic Income Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Strategic Income Fund (the Fund) is a diversified series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
			SIGNIFICANT	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	VALUE AT 11-30-10	QUOTED PRICE	INPUTS	INPUTS

Corporate Bonds	$1,277,669,540	—	$1,237,200,190	$40,469,350
Convertible Bonds	73,810,246	—	73,810,246	—
Foreign Government
Obligations	512,279,685	—	512,279,685	—
Municipal Bonds	91,843,513	—	91,843,513	—
Term Loans	50,421,196	—	46,527,765	3,893,431
Capital Preferred Securities	21,147,458	—	21,147,458	—
Collateralized Mortgage
Obligations	119,476,783	—	113,570,327	5,906,456

Semiannual report | Strategic Income Fund	37

			LEVEL 2	LEVEL 3
			SIGNIFICANT	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	VALUE AT 11-30-10	QUOTED PRICE	INPUTS	INPUTS

Asset Backed Securities	$26,976,545	—	$20,674,999	$6,301,546
Common Stocks	52,549,881	$44,097,247	2,397,433	6,055,201
Preferred Securities	56,893,353	38,653,724	—	18,239,629
Warrants	3,961,126	3,961,126	—	—
Options Purchased	628,934	—	628,934	—
Short-Term Investments	8,208,479	—	8,208,479	—

Total investments
in Securities	$2,295,866,739	$86,712,097	$2,128,289,029	$80,865,613
Other Financial
Instruments:
Futures	($277,776)	($277,776)	—	—
Forwards foreign
currency contracts	($4,171,245)	—	($4,171,245)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

				COLLATERALIZED	ASSET
	CORPORATE	CONVERTIBLE	TERM	MORTGAGE	BACKED	PURCHASED	COMMON	PREFERRED
	BONDS	BONDS	LOANS	OBLIGATIONS	SECURITIES	OPTIONS	STOCK	SECURITIES	TOTALS

Balance as of
5-31-10	$25,762,424	$11,454,705	$192,576	$6,663,184	—	$7,900	$5,620,264	—	$49,701,053
Accrued
discounts/
premiums	39,369	—	—	5	—	—	—	—	39,374
Realized gain
(loss)	128,997	—	—	—	$19,664	(675,972)	—	—	(527,311)
Change in
unrealized
gain (loss)	1,356,996	—	30,855	(719,829)	5,280	668,072	(512,170)	$1,499,661	2,328,865
Net purchases
(sales)	9,405,949	—	3,670,000	(36,904)	6,276,602	—	947,107	16,739,968	37,002,722
Net transfers
in and/out of
Level 3	3,775,615	(11,454,705)	—	—	—	—	—	—	(7,679,090)
Balance as of
11-30-10	$40,469,350	—	$3,893,431	$5,906,456	$6,301,546	—	$6,055,201	$18,239,629	$80,865,613
Change in
unrealized at
period end*	$1,423,245	—	$30,855	($719,829)	$5,280	$668,072	($1,033,572)	$1,499,661	$1,873,712

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

During the six months ended November 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an

38	Strategic Income Fund | Semiannual report

independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During years of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/ accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Payment-in-kind bonds. The Fund may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Fund accrues income on these securities and this income is required to be distributed to

Semiannual report | Strategic Income Fund	39

shareholders. Because no cash is received at the time income accrues on these securities, the Fund may need to sell other investments to make distributions.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended November 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent

40	Strategic Income Fund | Semiannual report

fees for all classes, are calculated daily for each class, based on the net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund had a capital loss carryforward of $96,820,443 available to offset future net realized capital gains as of May 31, 2010. The following table details the capital loss carryforward available as of May 31, 2010:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31

2011	2012	2013	2015	2016	2017	2018

$29,326,320	$24,542,934	$21,276,412	$6,219,755	$664,392	$9,231,657	$5,558,973

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions, distribution reclassifications, derivative transactions, amortization and accretion on debt securities and expiration of capital loss carryforwards.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

Semiannual report | Strategic Income Fund	41

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended November 30, 2010, the Fund used futures contracts to manage against duration. The following table summarizes the contracts held at November 30, 2010. During the six months ended November 30, 2010, the Fund held futures contracts with notional absolute values ranging from $141 million to $217 million, as measured at each quarter end.

OPEN	NUMBER OF			NOTIONAL	UNREALIZED
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	VALUE (USD)	DEPRECIATION

U.S. Treasury 10-Year	1,749	Short	Mar 2011	($217,067,296)	($277,776)
Note Futures

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended November 30, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at November 30, 2010. During the six months ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $1.4 billion to $3.9 billion, as measured at each quarter end.

	PRINCIPAL
	AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	129,734,645	$128,154,481	Royal Bank of Canada	1-25-2011	($4,635,184)
AUD	100,442,124	98,773,523	Royal Bank of Scotland	1-25-2011	(3,143,400)
			PLC
AUD	236,598,000	230,641,786	Canadian Imperial Bank	1-25-2011	(5,378,769)
			of Commerce
AUD	80,750,000	78,869,440	State Street Bank and	1-25-2011	(1,988,027)
			Trust Company
CAD	34,831,991	34,617,739	Bank of Montreal	1-25-2011	(722,691)
CAD	15,011,048	14,800,000	Canadian Imperial Bank	1-25-2011	(192,733)
			of Commerce
CAD	17,914,478	17,735,000	Royal Bank of Canada	1-25-2011	(302,402)

42	Strategic Income Fund | Semiannual report

	PRINCIPAL
	AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

CAD	15,155,200	$14,800,000	State Street Bank and	1-25-2011	($52,459)
			Trust Company
CAD	48,678,388	47,481,368	Toronto Dominion Bank	1-25-2011	(112,378)
EUR	47,382,766	65,177,241	Royal Bank of Canada	1-25-2011	(3,685,029)
EUR	42,900,000	59,408,073	Royal Bank of Scotland	1-25-2011	(3,733,486)
			PLC
EUR	82,409,624	114,423,316	State Street Bank and	1-25-2011	(7,474,091)
			Trust Company
EUR	45,700,000	63,634,933	UBS AG	1-25-2011	(4,326,574)
EUR	16,282,198	21,914,943	Bank of Montreal	1-25-2011	(784,299)
EUR	30,717,057	42,834,936	Royal Bank of Scotland	1-25-2011	(2,971,079)
			PLC
EUR	135,866	185,962	Toronto Dominion Bank	1-25-2011	(9,639)
EUR	4,323,413	6,015,251	UBS AG	1-25-2011	(404,430)
GBP	73,250,000	115,879,113	Royal Bank of Canada	1-25-2011	(1,984,726)
GBP	36,750,000	58,286,121	Royal Bank of Scotland	1-25-2011	(1,144,569)
			PLC
GBP	30,700,000	48,633,432	State Street Bank and	1-25-2011	(898,856)
			Trust Company
GBP	14,387,500	22,707,078	Canadian Imperial Bank	1-25-2011	(336,355)
			of Commerce
GBP	12,450,000	19,668,495	Royal Bank of Scotland	1-25-2011	(310,336)
			PLC
GBP	20,467,500	32,716,307	State Street Bank and	1-25-2011	(891,961)
			Trust Company
GBP	28,093,447	44,920,048	UBS AG	1-25-2011	(1,238,328)
GBP	40,543,238	65,309,801	Royal Bank of Canada	1-25-2011	(2,270,249)
GBP	37,595,546	59,429,091	Royal Bank of Scotland	1-25-2011	(972,822)
			PLC
GBP	23,860,000	38,620,975	Standard Chartered Bank	1-25-2011	(1,521,725)
GBP	26,978,480	42,737,983	State Street Bank and	1-25-2011	(789,895)
			Trust Company
GBP	29,601,000	46,191,176	Royal Bank of Canada	1-25-2011	(165,405)
NZD	194,468,000	146,992,215	Canadian Imperial Bank	1-25-2011	(3,021,526)
			of Commerce
NZD	29,356,000	22,553,041	State Street Bank and	1-25-2011	(819,884)
			Trust Company
NZD	44,320,000	34,110,445	UBS AG	1-25-2011	(1,298,975)
		$1,838,223,313			($57,582,282)
Sells
AUD	118,540,550	$115,879,113	Royal Bank of Canada	1-25-2011	$3,017,626
AUD	60,048,030	58,286,121	Royal Bank of Scotland	1-25-2011	1,114,884
			PLC
AUD	49,584,184	48,633,432	State Street Bank and	1-25-2011	1,424,737
			Trust Company
AUD	168,677,218	163,584,218	Canadian Imperial Bank	1-25-2011	2,988,021
			of Commerce
AUD	112,310,648	106,143,670	Standard Chartered Bank	1-25-2011	(786,377)
AUD	44,850,000	44,337,948	State Street Bank and	1-25-2011	1,636,630
			Trust Company

Semiannual report | Strategic Income Fund	43

	PRINCIPAL
	AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

CAD	23,207,757	$22,707,078	Canadian Imperial Bank	1-25-2011	$123,586
			of Commerce
CAD	19,931,828	19,668,495	Royal Bank of Scotland	1-25-2011	272,813
			PLC
CAD	33,163,944	32,716,307	State Street Bank and	1-25-2011	444,439
			Trust Company
CAD	45,185,500	44,920,048	UBS AG	1-25-2011	949,990
CAD	14,853,724	14,800,000	Bank of Montreal	1-25-2011	345,826
CAD	11,618,559	11,276,323	Royal Bank of Canada	1-25-2011	(29,709)
EUR	14,200,000	19,817,739	Bank of Montreal	1-25-2011	1,389,321
EUR	46,820,276	65,309,801	Royal Bank of Canada	1-25-2011	4,547,574
EUR	42,900,000	59,429,091	Royal Bank of Scotland	1-25-2011	3,754,504
			PLC
EUR	27,695,879	38,620,975	Standard Chartered Bank	1-25-2011	2,677,930
EUR	30,400,000	42,737,983	State Street Bank and	1-25-2011	3,285,595
			Trust Company
EUR	24,350,000	33,844,065	Bank of Montreal	1-25-2011	2,243,221
EUR	3,040,000	4,196,568	State Street Bank and	1-25-2011	251,329
			Trust Company
EUR	9,692,860	13,432,876	Toronto Dominion Bank	1-25-2011	853,715
EUR	104,134,228	140,230,275	UBS AG	1-25-2011	5,087,382
GBP	79,550,000	128,154,479	Royal Bank of Canada	1-25-2011	4,464,397
GBP	61,150,000	98,773,523	Royal Bank of Scotland	1-25-2011	3,693,089
			PLC
GBP	40,686,994	65,177,241	Royal Bank of Canada	1-25-2011	1,914,166
GBP	37,395,515	59,408,073	Royal Bank of Scotland	1-25-2011	1,262,827
			PLC
GBP	71,988,901	114,423,316	State Street Bank and	1-25-2011	2,489,777
			Trust Company
GBP	40,597,367	63,634,933	UBS AG	1-25-2011	511,217
GBP	136,086	214,608	Bank of Montreal	1-25-2011	3,011
GBP	12,870,926	20,350,221	Bank of Nova Scotia	1-25-2011	337,576
GBP	43,574,643	68,527,527	Royal Bank of Scotland	1-25-2011	774,528
			PLC
GBP	29,550,000	47,240,699	State Street Bank and	1-25-2011	1,294,225
			Trust Company
GBP	323,901	511,294	Toronto Dominion Bank	1-25-2011	7,669
GBP	41,276,000	65,934,984	UBS AG	1-25-2011	1,756,080
NZD	141,162,708	105,705,871	Canadian Imperial Bank	1-25-2011	1,198,743
			of Commerce
NZD	142,793,628	103,825,246	Morgan Stanley &	1-25-2011	(1,889,305)
			Company, Inc.
		$2,042,454,141			$53,411,037

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NZD	New Zealand Dollar

44	Strategic Income Fund | Semiannual report

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the Fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the six months ended November 30, 2010, the Fund used purchased options to manage against anticipated currency exchange rates. During the six months ended November 30, 2010, the Fund held purchased options with market values ranging from $0.6 million to $12.5 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2010 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign currency	Receivable/Payable for	Forward for-	$56,116,428	($60,287,673)
contracts	forward foreign currency	eign currency
	exchange contracts	contracts
Interest rate	Payable for futures;	Futures†;	628,934	(277,776)
contracts	Purchased Options	Investments, at
		value*
Total			$56,745,362	($60,565,449)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statement of Assets and Liabilities.

* Purchased options are included in the Fund’s investments.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2010:

Semiannual report | Strategic Income Fund	45

		INVESTMENTS		FOREIGN
	STATEMENT OF	(PURCHASED	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	OPTIONS)	CONTRACTS	TRANSACTIONS*	TOTAL

Foreign	Net realized gain	—	—	($23,026,956)	($23,026,956)
currency	(loss) on
contracts
Interest rate	Net realized gain	($2,262,766)	($4,603,210)	—	(6,865,976)
contracts	(loss) on
Total		($2,262,766)	($4,603,210)	($23,026,956)	($29,892,932)

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2010:

				TRANSLATION
				OF ASSETS
		INVESTMENTS		AND LIABILITIES
	STATEMENT OF	(PURCHASED	FUTURES	IN FOREIGN
RISK	OPERATIONS LOCATION	OPTIONS)	CONTRACTS	CURRENCIES*	TOTAL

Interest rate	Change in unrealized	($597,286)	($277,776)	—	($875,062)
contracts	appreciation
	(depreciation) of
Foreign	Change in unrealized	—	—	($20,584,040)	(20,584,040)
exchange	appreciation
contracts	(depreciation) of
Total		($597,286)	($277,776)	($20,584,040)	($21,459,102)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund’s average daily net assets, (b) 0.45% of the next $150,000,000, (c) 0.40% of the next $250,000,000, (d) 0.35% of the next $150,000,000 and (e) 0.30% of the Fund’s average daily net assets in excess of $650,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

46	Strategic Income Fund | Semiannual report

The investment management fees incurred for the six months ended November 30, 2010 were equivalent to an annual effective rate of 0.34% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser contractually agreed to waive fees and/or reimburse certain expenses for certain share classes of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.23%, 1.13%, 0.83% and 0.53% for Class R1, Class R3, Class R4 and Class R5 shares, respectively. The fee waivers and/or reimbursements will continue in effect until September 30, 2011.

Prior to July 1, 2010, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for certain share classes of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.25%, 0.95% and 0.65% for Class R3, Class R4 and Class R5 shares, respectively.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended November 30, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

A	0.30%	—
B	1.00%	—
C	1.00%	—
R1	0.50%	0.25%
R3	0.50%	0.15%
R4	0.25%	0.10%
R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,107,748 for the six months ended November 30, 2010. Of this amount, $7,882 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,033,115 was paid as sales commissions to broker-dealers and $66,751 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase

Semiannual report | Strategic Income Fund	47

are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2010, CDSCs received by the Distributor amounted to $68,421 and $36,922 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.015% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended November 30, 2010 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$1,982,055	$1,230,148
B	745,809	139,272
C	2,302,474	429,920
I	—	34,272
R1	23,585	1,450
R3	1,126	249
R4	1,233	302
R5	—	404
Total	$5,056,282	$1,836,017

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and payable to affiliates — trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

48	Strategic Income Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2010 and for the year ended May 31, 2010 were as follows:

	Six months ended 11-30-10		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	53,213,095	$344,485,103	91,231,867	$566,466,551
Distributions reinvested	5,268,363	34,248,449	9,791,791	60,997,589
Repurchased	(26,430,588)	(172,459,017)	(46,762,008)	(295,613,131)

Net increase	32,050,870	$206,274,535	54,261,650	$331,851,009

Class B shares

Sold	3,972,329	$25,798,496	6,738,411	$41,731,374
Distributions reinvested	479,016	3,111,745	1,123,078	6,980,342
Repurchased	(3,807,326)	(24,729,869)	(8,512,265)	(52,693,134)

Net increase (decrease)	644,019	$4,180,372	(650,776)	($3,981,418)

Class C shares

Sold	18,992,814	$123,297,619	33,020,844	$204,735,325
Distributions reinvested	1,324,485	8,611,176	2,181,837	13,620,678
Repurchased	(5,110,996)	(33,218,967)	(7,947,591)	(49,503,582)

Net increase	15,206,303	$98,689,828	27,255,090	$168,852,421

Class I shares

Sold	14,826,493	$96,777,781	21,691,846	$134,494,178
Distributions reinvested	599,759	3,895,091	711,830	4,475,056
Repurchased	(3,082,646)	(20,013,608)	(8,032,687)	(50,779,333)

Net increase	12,343,606	$80,659,264	14,370,989	$88,189,901

Class R1 shares

Sold	248,643	$1,620,921	572,568	$3,556,170
Distributions reinvested	32,558	211,898	60,072	373,928
Repurchased	(152,862)	(997,836)	(286,867)	(1,778,821)

Net increase	128,339	$834,983	345,773	$2,151,277

Class R3 shares

Sold	22,745	$150,770	65,551	$419,404
Distributions reinvested	2,273	14,755	940	6,035
Repurchased	(15,957)	(105,891)	(5,033)	(31,766)

Net increase	9,061	$59,634	61,458	$393,673

Class R4 shares

Sold	44,179	$289,550	168,705	$1,053,401
Distributions reinvested	5,209	33,813	3,431	21,979
Repurchased	(31,462)	(203,527)	(29,238)	(186,799)

Net increase	17,926	$119,836	142,898	$888,581

Class R5 shares

Sold	230,935	$1,467,216	64,352	$405,993
Distributions reinvested	7,446	48,572	1,709	10,807
Repurchased	(11,530)	(75,062)	(26,050)	(164,057)

Net increase	226,851	$1,440,726	40,011	$252,743

Net increase	60,626,975	$392,259,178	95,827,093	$588,598,187

Semiannual report | Strategic Income Fund	49

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $908,018,250 and $496,052,544, respectively, for the year ended November 30, 2010. Sales of U.S. Treasury obligations aggregated $3,086,121 for the period ended November 30, 2010.

50	Strategic Income Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Strategic Income Fund

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Strategic Income Fund (the Fund), a series of John Hancock Strategic Series (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadviser), and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

Semiannual report | Strategic Income Fund	51

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

52	Strategic Income Fund | Semiannual report

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.

The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Strategic Income Fund	29.46%	6.80%	5.42%	6.53%
BarCap US Aggregate Bond TR Index	5.93%	6.04%	4.97%	6.33%
Multisector Bond Category Median	27.28%	4.88%	5.13%	7.04%
Morningstar 15(c) Peer Group Median	29.23%	5.41%	5.38%	6.53%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

Semiannual report | Strategic Income Fund	53

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking any fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was lower than the Category and Peer Group medians. The Board noted the following information about the Fund’s Gross and Net Expense Ratios in relation with the Fund’s Peer Group and Category:

EXPENSE RATIO		RELATION TO PEER GROUP	RELATION TO CATEGORY

Gross Expense Ratio (Class A)	0.91%	Lower	Lower
Net Expense Ratio (Class A)	0.91%	Slightly Lower	Slightly Lower

The Board also received and considered information relating to the Fund’s Gross Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund.

54	Strategic Income Fund | Semiannual report

The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

Semiannual report | Strategic Income Fund	55

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairperson***	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†**
Dr. John A. Moore	Principal distributor
Patti McGill Peterson	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President** and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
***Effective 1-1-11
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

56	Strategic Income Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Income Fund.	910SA 11/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 24, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 24, 2011